Long-Term Debt (Summary of Changes in Liabilities Arising From Financing Activities) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning Balance	$ 11,928	$ 10,846
Cash flows	(1)	663
Additions and other adjustments to ROU assets	492	334
Foreign currency translation and other non-cash changes	147	85
Ending Balance	12,566	11,928
Short-term debt [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning Balance	2,142	1,560
Cash flows	(458)	529
Additions and other adjustments to ROU assets	0	0
Foreign currency translation and other non-cash changes	131	53
Ending Balance	1,815	2,142
Long-term debt [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning Balance	8,582	8,066
Cash flows	832	475
Additions and other adjustments to ROU assets	0	0
Foreign currency translation and other non-cash changes	11	41
Ending Balance	9,425	8,582
Lease Liabilities Borrowings [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning Balance	1,204	1,220
Cash flows	(375)	(341)
Additions and other adjustments to ROU assets	492	334
Foreign currency translation and other non-cash changes	5	(9)
Ending Balance	$ 1,326	$ 1,204